Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions
6.	Related party transactions

Related parties are natural persons or companies that can be influenced by the reporting entity, that can exert an influence on the reporting entity or that are under the influence of another related party of the reporting entity. Transactions between related parties mainly include loans, leases, and management services. All business transactions, receivables and liabilities with related parties existing at the reporting date result from ordinary business activities and are conducted at arm’s length.

Note 1 provides information about ADSE’s structure, including details of the shareholders, subsidiaries, and entities with significant influence on ADSE.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

kEUR	2022
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	76	-151	15	-80	-2
Transactions with affiliated companies*	262	-4,603	35	-6,027	-59
Transactions with associated companies	153	-85	-	-98	-
Total	491	-4,839	50	-6,205	-61

*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the shareholders.

In the financial year 2021 ADSE acquired several items of property, plant, and equipment from ads-tec Dresden GmbH for a purchase price of kEUR 774. As of December 31, 2021, these items are presented within property, plant, and equipment in the statement of financial position.

kEUR	2021
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	1,601	-26	-	-457	-1,995
Transactions with affiliated companies*	2,253	-2,073	21	-5,402	-
Transactions with associated companies	-	-81	-	-47	-
Total	3,854	-2,181	21	-5,906	-1,995

*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the share-holders.

kEUR	2020
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	-	-371	-	-2,451	-1,368
Transactions with affiliated companies*	22	-4,197	-	-3,195	-48
Transactions with associated companies	-	-75	-	-54	-
Transactions with related persons	-	-	-	-2	-
Total	22	-4,643	-	-5,702	-1,416

*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH as well as any subsidiaries of Robert Bosch GmbH. Transactions with affiliates include transaction with subsidiaries of ADSH.

Other expenses

Other expenses mainly include the administration fees of kEUR 3,412 (2021: 2,963, 2020: kEUR 2,143) paid to ads-tec Administration GmbH, management fees of kEUR 0 (2021: kEUR 450, 2020: kEUR 450) paid to ADSH and development costs of kEUR 1,095 (2021: kEUR 1,479, 2020: kEUR 262) paid to ads-tec Engineering GmbH.

Interest expenses

Interest expenses mainly include the interest expense of kEUR 0 (2021: kEUR 338, 2020: kEUR 261) on the loan from ADSH, the interest expense of kEUR 0 (2021: kEUR 1,625, 2020: kEUR 1,070) on the loan from the other shareholder.

The table below provides an overview of significant account balances and transactions from such relationships.

Receivables and liabilities to shareholders and affiliated companies

Liabilities to affiliated companies mainly comprise a liability to ads-tec Industrial IT GmbH in the amount of kEUR 1,167 (2021: kEUR 12), a liability to ads-tec Administration GmbH in the amount of kEUR 476 (2021: kEUR 838) and a liability to ads-tec Dresden GmbH in the amount of kEUR 28 (2021: kEUR 1,199).

kEUR	Dec. 31, 2022		Dec. 31, 2021
	Receivables	Payables	Receivables	Payables
Transactions with shareholders*	96	216	2,108	311
Transactions with affiliated companies*	212	2,144	25	2,685
Transactions with associated companies	-	12	-	8
Total	308	2,372	2,133	3,005

*)	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the shareholders.

Key management personnel compensation

As of the comparison date December 31, 2020, key management personnel comprised the board of directors and authorized representatives of ADSE GM. Key management personnel as of the reporting date and as of December 31, 2021, comprise the board of directors and authorized representatives of ADSE Holdco. As of the reporting date the board of directors is represented by the following people:

Key management personnel	Role
Joseph Brancato	Director
Wolfgang Breme	Chief Financial Officer
Bazmi Husain	Director
K.R. Kent	Director
Hakan Konyar	Chief Production Officer
Kurt Lauk, PhD	Director (Chairman)
Salina Love	Director
John Neville	Chief Sales Officer
Thorsten Ochs	Chief Technology Officer
Sebastian Schypulla	Chief Purchase and Logistics Officer
Thomas Speidel	Chief Executive Officer and Director
Robert Vogt	Chief Accounting Officer

Key management personnel compensation comprised the following:

kEUR	2022	2021	2020
Short-term employee benefits	2,532	1,196	783
Share-based payments	2,228	10	-
Total	4,760	1,206	783

Key management personnel compensation for the financial year 2021 solely includes short-term employee benefits for four members of the key management as the rest of the key management was first appointed on December 23, 2021 and did not receive any short-term employee benefits.

Short term employee benefits include salary, company cars, training, and other benefits. Share-based payments include expenses for restricted stock units and non-qualified stock options (see note 4.3).